Property, plant and equipment - Right of Use (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 68,264	€ 40,707
Ending balance	105,718	68,264	€ 40,707
RIGHT OF USE
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	35,113	25,345
Ending balance	31,794	35,113	25,345
Acquisition value
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	98,972	71,823	51,321
Additions	52,839	38,664	22,380
Sales and disposals	(11,494)	(1,228)	(1,618)
Reclassifications to right of use			251
Reclassifications to assets held for sale		(10,110)
Translation differences	238	(178)	(8)
Ending balance	140,555	98,972	71,823
Acquisition value | RIGHT OF USE
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	46,225	31,225	26,406
Additions	6,924	21,459	4,530
Sales and disposals	(5,133)	(167)
Reclassifications to right of use			251
Reclassifications to assets held for sale		(6,202)
Translation differences	223	(90)	38
Ending balance	48,239	46,225	31,225
Depreciations and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	30,708	31,117	28,184
Sales and disposals	(11,494)	(1,186)	(1,620)
Reclassifications to right of use			251
Reclassifications to assets held for sale		(4,814)
Translation differences	47	(75)	(15)
Depreciation	6,260	5,666	4,818
Ending balance	34,837	30,708	31,117
Depreciations and impairment | RIGHT OF USE
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	11,111	5,879
Sales and disposals	(2,669)	(167)
Reclassifications to right of use			251
Reclassifications to assets held for sale		1,448
Translation differences	(79)	36	(4)
Depreciation	(7,923)	(6,883)	(5,624)
Ending balance	16,444	11,111	5,879
Land and building | RIGHT OF USE
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	31,027	22,694
Ending balance	24,961	31,027	22,694
Land and building | Acquisition value | RIGHT OF USE
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	39,678	27,364	24,056
Additions	1,722	18,341	3,270
Sales and disposals	(4,160)
Reclassifications to assets held for sale		(5,940)
Translation differences	221	(88)	38
Ending balance	37,461	39,678	27,364
Land and building | Depreciations and impairment | RIGHT OF USE
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8,651	4,670
Sales and disposals	(1,696)
Reclassifications to assets held for sale		1,334
Translation differences	(79)	36	(4)
Depreciation	(5,466)	(5,350)	(4,666)
Ending balance	12,500	8,651	4,670
Installation and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	15,257	18,770
Ending balance	21,521	15,257	18,770
Installation and machinery | RIGHT OF USE
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	270	212
Ending balance	219	270	212
Installation and machinery | Acquisition value
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	37,607	44,655	38,031
Additions	4,453	3,737	6,382
Sales and disposals	(1,001)	(1,096)	(1,521)
Reclassifications	5,210	(623)	1,792
Reclassifications to assets held for sale		(8,938)
Translation differences	1	(127)	(30)
Ending balance	46,270	37,607	44,655
Installation and machinery | Acquisition value | RIGHT OF USE
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	734	554	219
Additions	110	186	84
Sales and disposals	(251)	(6)
Reclassifications to right of use			251
Ending balance	593	734	554
Installation and machinery | Depreciations and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	22,350	25,885	23,403
Sales and disposals	(1,000)	(1,058)	(1,521)
Reclassifications		(1,675)
Reclassifications to assets held for sale		(4,327)
Translation differences	1	(61)	(15)
Depreciation	3,398	3,587	4,018
Ending balance	24,749	22,350	25,885
Installation and machinery | Depreciations and impairment | RIGHT OF USE
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	464	342
Sales and disposals	(251)	(6)
Reclassifications to right of use			251
Depreciation	(161)	(128)	(91)
Ending balance	374	464	342
Furniture, fixtures & vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,724	1,909
Ending balance	3,247	2,724	1,909
Furniture, fixtures & vehicles | RIGHT OF USE
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,817	2,440
Ending balance	6,615	3,817	2,440
Furniture, fixtures & vehicles | Acquisition value
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,352	4,028	3,452
Additions	434	1,824	649
Sales and disposals	(1,177)	(81)	(97)
Reclassifications	1,175	2,084	3
Reclassifications to assets held for sale		(484)
Translation differences	45	(19)	22
Ending balance	7,829	7,352	4,028
Furniture, fixtures & vehicles | Acquisition value | RIGHT OF USE
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,812	3,307	2,130
Additions	5,092	2,932	1,176
Sales and disposals	(722)	(161)
Reclassifications to assets held for sale		(263)
Translation differences	2	(3)
Ending balance	10,184	5,812	3,307
Furniture, fixtures & vehicles | Depreciations and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,628	2,119	1,819
Sales and disposals	(1,178)	(77)	(99)
Reclassifications		1,629
Reclassifications to assets held for sale		(448)
Translation differences	18	(13)
Depreciation	1,113	1,418	399
Ending balance	4,582	4,628	2,119
Furniture, fixtures & vehicles | Depreciations and impairment | RIGHT OF USE
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,995	867
Sales and disposals	(722)	(161)
Reclassifications to assets held for sale		115
Translation differences		1
Depreciation	(2,296)	(1,405)	(867)
Ending balance	€ 3,569	€ 1,995	€ 867